LVIP T. Rowe Price 2060 Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–49.83%
INVESTMENT COMPANIES–49.83%
Equity Funds–34.07%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	102,518	$1,353,235
LVIP SSGA S&P 500 Index Fund	405,717	13,074,249
LVIP SSGA Small-Cap Index Fund	35,199	1,235,033
		15,662,517
Fixed Income Fund–1.08%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	49,359	498,231
		498,231
International Equity Fund–14.68%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	503,505	6,747,972
		6,747,972
Total Affiliated Investments (Cost $18,972,216)		22,908,720

UNAFFILIATED INVESTMENTS–50.31%
INVESTMENT COMPANIES–50.31%
Equity Funds–37.55%
**T. Rowe Price Emerging Markets Discovery Stock Fund	79,249	1,469,282
**T. Rowe Price Growth Stock Fund	50,546	4,857,969
**T. Rowe Price Mid-Cap Growth Fund	7,327	686,057
**T. Rowe Price Mid-Cap Value Fund	21,793	723,756
**T. Rowe Price New Horizons Fund	12,377	638,540
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Real Assets Fund	153,692	$2,915,535
**T. Rowe Price Small-Cap Value Fund	11,894	630,112
**T. Rowe Price Value Fund	107,395	5,343,992
		17,265,243
Fixed Income Funds–0.44%
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	680	6,269
**T. Rowe Price U.S. Treasury Long-Term Fund	27,829	197,308
		203,577
International Equity Funds–11.67%
**T. Rowe Price Emerging Markets Stock Fund	29,109	1,329,101
**T. Rowe Price International Stock Fund	77,373	1,567,579
**T. Rowe Price International Value Equity Fund	102,739	2,468,833
		5,365,513
International Fixed Income Fund–0.14%
**T. Rowe Price International Bond Fund	7,316	61,742
		61,742
Money Market Fund–0.51%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	236,442	236,442
		236,442
Total Unaffiliated Investments (Cost $20,189,260)		23,132,517

TOTAL INVESTMENTS–100.14% (Cost $39,161,476)	46,041,237
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.14%)	(66,080)
NET ASSETS APPLICABLE TO 2,686,722 SHARES OUTSTANDING–100.00%	$45,975,157

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP T. Rowe Price 2060 Fund–1

LVIP T. Rowe Price 2060 Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-49.83%@
Equity Funds-34.07%@
✧✧LVIP SSGA Mid-Cap Index Fund	$1,413,019	$—	$94,999	$1,406	$33,809	$1,353,235	102,518	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	13,618,308	589,999	550,000	(1,609)	(582,449)	13,074,249	405,717	—	—
✧✧LVIP SSGA Small-Cap Index Fund	1,121,840	140,000	30,000	(3,223)	6,416	1,235,033	35,199	—	—
Fixed Income Fund-1.08%@
✧✧LVIP SSGA Bond Index Fund	245,633	255,000	—	—	(2,402)	498,231	49,359	—	—
International Equity Fund-14.68%@
✧✧LVIP SSGA International Index Fund	6,597,057	210,000	125,000	829	65,086	6,747,972	503,505	—	—
Total	$22,995,857	$1,194,999	$799,999	$(2,597)	$(479,540)	$22,908,720		$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2060 Fund–2